Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS
  Cash and cash equivalents consisted of the following:
	As of March 31,
	2021	2022
	$	$

Cash on hand	37	49
Bank deposits	7,720	5,961

	7,757	6,010